UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     May 15, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $364,637 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd ADR                 COM                               1031    45316 SH       SOLE                    45316
Abbott Laboratories         COM                 002824100     3698   104703 SH       SOLE                   104703
AbbVie Inc                  COM                               4423   108463 SH       SOLE                   108463
AeroVironment               COM                                503    27735 SH       SOLE                    27735
American Express            COM                 025816109      255     3775 SH       SOLE                     3775
Amgen Inc                   COM                               1538    15008 SH       SOLE                    15008
Astrazeneca PLC             COM                               1955    39125 SH       SOLE                    39125
AT&T                        COM                 001957109      614    16723 SH       SOLE                    16723
Automatic Data Processing   COM                 053015103      754    11595 SH       SOLE                    11595
Babcock & Wilcox            COM                                398    14000 SH       SOLE                    14000
Bank of America             COM                               1149    94350 SH       SOLE                    94350
Berkshire Hathaway Cl A     COM                                313      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    94798   909769 SH       SOLE                   909769
BlackBerry                  COM                                162    11200 SH       SOLE                    11200
BP plc ADR                  COM                 055622104     4395   103788 SH       SOLE                   103788
Bristol-Myers Squibb        COM                 110122108      868    21075 SH       SOLE                    21075
Campbell Soup               COM                 134429109     1326    29225 SH       SOLE                    29225
Central Fund of Canada Cl A                     153501101     6457   333350 SH       SOLE                   333350
Chevron                     COM                 166764100      319     2684 SH       SOLE                     2684
cisco Systems               COM                 17275R102     4975   238093 SH       SOLE                   238093
Clorox                      COM                 189054109      278     3140 SH       SOLE                     3140
Coach, Inc.                 COM                              17322   346510 SH       SOLE                   346510
Coca Cola                   COM                 191216100    15292   378135 SH       SOLE                   378135
ConocoPhillips              COM                 20825C104    10747   178824 SH       SOLE                   178824
Corning Inc                 COM                               1445   108375 SH       SOLE                   108375
CSX Corporation             COM                               3716   150885 SH       SOLE                   150885
Dominion Res Black Warr     COM                 25746Q108      204    40075 SH       SOLE                    40075
Du Pont E I De Nemours      COM                 263534109     2582    52516 SH       SOLE                    52516
Enterprise Prods Ptn        COM                                339     5620 SH       SOLE                     5620
Exelon Corporation          COM                               2467    71545 SH       SOLE                    71545
Exxon Mobil                 COM                 30231G102    32932   365466 SH       SOLE                   365466
General Electric            COM                 369604103      737    31887 SH       SOLE                    31887
Harris Corporation          COM                                364     7850 SH       SOLE                     7850
Home Depot                  COM                 437076102     5164    74010 SH       SOLE                    74010
Honeywell Intl              COM                 438516106      964    12799 SH       SOLE                    12799
Illinois Tool Works         COM                                669    10975 SH       SOLE                    10975
Int'l Business Machines     COM                 459200101     3387    15881 SH       SOLE                    15881
J.P. Morgan Chase           COM                 46625H100      666    14032 SH       SOLE                    14032
Johnson & Johnson           COM                 478160104    26726   327811 SH       SOLE                   327811
Kellogg Co                  COM                 487836108      441     6850 SH       SOLE                     6850
Kraft Food Group            COM                                667    12946 SH       SOLE                    12946
Lilly Eli & Company         COM                 532457108     5285    93060 SH       SOLE                    93060
Louisiana Pacific           COM                               1262    58425 SH       SOLE                    58425
Lowe's Companies            COM                 548661107     1616    42610 SH       SOLE                    42610
M&T Bank                    COM                               2948    28575 SH       SOLE                    28575
McDermott Int'l             COM                 580037109      404    36775 SH       SOLE                    36775
McDonalds Corp              COM                 580135101      262     2625 SH       SOLE                     2625
Medtronic Inc               COM                               2189    46622 SH       SOLE                    46622
Merck & Co                  COM                 589331107    21168   478911 SH       SOLE                   478911
Mondelez International      COM                                842    27487 SH       SOLE                    27487
Pepsico                     COM                 713448108     4495    56822 SH       SOLE                    56822
Philip Morris Int'l         COM                                473     5100 SH       SOLE                     5100
Procter & Gamble            COM                 742718109     1194    15500 SH       SOLE                    15500
Questcor Pharmaceutical     COM                                643    19750 SH       SOLE                    19750
Southern Company            COM                 842587107      209     4450 SH       SOLE                     4450
Tesco plc                   COM                               5556   318010 SH       SOLE                   318010
Texas Instruments           COM                 882508104      312     8784 SH       SOLE                     8784
Total SA ADR                COM                 89151E109      307     6400 SH       SOLE                     6400
TriStar Gold                COM                                 11    33000 SH       SOLE                    33000
U S Bancorp                 COM                 902973304    11533   339918 SH       SOLE                   339918
USG Corp                    COM                 903293405    29706  1123525 SH       SOLE                  1123525
Vanguard 500 Index Fd                                          577     4834 SH       SOLE                     4834
Wal-Mart                    COM                 931142103     4313    57632 SH       SOLE                    57632
Wells Fargo & Co            COM                 949746101    11712   316628 SH       SOLE                   316628
Zimmer Holdings             COM                                580     7715 SH       SOLE                     7715